Income Tax Expense - Schedule of Income Tax Expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Income Tax Expenses [Abstract]
Singapore Corporate Income Tax	$ 3,379
Other jurisdictions	736	684
Withholding tax on dividend income	1,012	860
Total income tax expenses	$ 5,127	$ 1,544